SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to TODA's stockholders	$ 4,505,510	$ 9,948,651	$ 10,622,027	[1],[2]
Weight average outstanding shares of ordinary stock (in shares)	27,780,000	23,731,700	16,419,955	[2]
Dilutive effect of convertible preference stock	$ 0	$ 3,865,256	$ 10,457,195
Dilutive weighted average outstanding shares (in shares)	27,780,000	27,596,956	26,877,150	[2]
Earnings per ordinary share:
Basic (in dollars per share)	$ 0.16	$ 0.42	$ 0.65	[2]
Diluted (in dollars per share)	$ 0.16	$ 0.36	$ 0.39	[2]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").